Consolidated Statements of Cash Flows (10K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (4,015)	$ (4,764)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation and amortization	367	381
Amortization of debt discount and deferred financing costs		44
Loss on extinguishment of debt		67
Stock-based employee compensation	298	819
Warrants issued in connection with line of credit	258
Warrants issued with demand notes		436
Gain on derivative liability	(7)	(103)
Gain on sale of trademark	(50)
Changes in operating assets and liabilities:
Accounts receivable, net	288	291
Prepaid expenses and other assets	(23)	16
Accounts payable	1	252
Accrued Compensation	(22)	26
Other accrued liabilities	87	54
Deferred revenue	393	(254)
Net cash used in operating activities	(2,425)	(2,735)
Cash flows from investing activities:
Acquisition of property and equipment	(4)	(5)
Net cash used in investing activities	(4)	(5)
Cash flows from financing activities:
Net proceeds from issuance of short-term debt		1,460
Proceeds from exercise of warrants for cash		29
Proceeds from sale of trademark	50
Principal payments on short term notes payable		(310)
Net cash provided by financing activities	2,259	3,199
Net decrease in cash and cash equivalents	(170)	459
Cash and cash equivalents at beginning of period	945	486
Cash and cash equivalents at end of period	775	945
Supplemental disclosure of cash flow information:
Interest paid	1	1
Non-cash financing and investing transactions:
Cashless exercise of warrants		23
Dividends on preferred shares	2,712	2,088
Debt discount recorded in connection with short-term debt		111
Conversion of short term notes plus accrued interest into Series D-1 preferred shares		786
Conversion of short term notes plus accrued interest into Series D-2 preferred shares		393
Warrants issued in connection with the Series D financing
Subscription Agreements	759	453
Debt Conversion		587
Exchange of May Series D financing		575
Series A Preferred Stock [Member]
Non-cash financing and investing transactions:
Dividends on preferred shares	82	78
Conversion of Preferred Stock into Common Stock	238
Series B Preferred Stock [Member]
Non-cash financing and investing transactions:
Dividends on preferred shares	1,149	1,044
Series C Preferred Stock [Member]
Non-cash financing and investing transactions:
Dividends on preferred shares	468	433
Conversion of Preferred Stock into Common Stock	1	100
Accretion of beneficial conversion feature on Preferred Share dividends	152	191
Series D One Preferred Stock [Member]
Cash flows from financing activities:
Proceeds from issuance of Preferred shares	1,828	810
Non-cash financing and investing transactions:
Dividends on preferred shares	472	131
Accretion of beneficial conversion feature on Preferred Share dividends	195	59
Accretion of beneficial conversion feature on Preferred Shares issued	253	958
Series D Two Preferred Stock [Member]
Cash flows from financing activities:
Proceeds from issuance of Preferred shares	381	1,210
Non-cash financing and investing transactions:
Dividends on preferred shares	541	402
Accretion of beneficial conversion feature on Preferred Shares issued	$ 52	$ 39